Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
REVENUES
Total Revenues	$ 1,908,048	$ 1,803,010
COST OF REVENUES
Total Cost of Revenues	1,465,976	1,359,320
GROSS PROFIT	442,072	443,690
OPERATING EXPENSES:
Selling	34,938	377,472
General and administrative	1,996,594	2,781,972
Impairment loss on intangible assets	14,755,560
Total Operating Expenses	16,787,092	3,159,444
LOSS FROM OPERATIONS	(16,345,020)	(2,715,754)
OTHER INCOME (EXPENSE)
Interest expense, net	(42,962)	(1,276)
Change in fair value of prepaid forward purchase liabilities		(1,303,658)
Loss on settlement of prepaid forward contracts		(2,635,816)
Loss on debt settlement	(448,000)	(645,612)
Other income, net	86,729	112,351
Total Other Expense, net	(404,233)	(4,474,011)
LOSS BEFORE INCOME TAXES	(16,749,253)	(7,189,765)
BENEFIT FOR INCOME TAXES	(979)
NET LOSS FROM CONTINUING OPERATIONS	(16,748,274)	(7,189,765)
NET LOSS FROM DISCONTINUED OPERATIONS, net of income taxes	(84,673)	(1,323,406)
NET LOSS	(16,832,947)	(8,513,171)
Less: Net income (loss) attributable to noncontrolling interest from continuing operations	(5,118)	1,132
NET LOSS ATTRIBUTABLE TO EUDA HEALTH HOLDINGS LIMITED	(16,827,829)	(8,514,303)
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	39,786	23,382
TOTAL COMPREHENSIVE LOSS	(16,793,161)	(8,489,789)
Less: Comprehensive income attributable to noncontrolling interest	(4,948)	1,250
COMPREHENSIVE LOSS ATTRIBUTABLE TO EUDA HEALTH HOLDINGS LIMITED	$ (16,788,213)	$ (8,491,039)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES*
Basic	28,370,557	21,125,241
Diluted	28,370,557	21,125,241
LOSS PER SHARE
Basic - continuing operations	$ (0.59)	$ (0.34)
Diluted - continuing operations	(0.59)	(0.34)
Basic - discontinued operations	(0.00)	(0.06)
Diluted - discontinued operations	(0.00)	(0.06)
Basic	(0.59)	(0.40)
Diluted	$ (0.59)	$ (0.40)
Property Management Services [Member]
REVENUES
Total Revenues	$ 1,908,048	$ 1,803,010
COST OF REVENUES
Total Cost of Revenues	$ 1,465,976	$ 1,359,320